Income Taxes, Income Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense (benefit) derived by applying the federal statutory tax rate to income (loss) before income taxes					$ (3,362)	$ (2,842)
State taxes, net of federal					(215)	(551)
Research and experimentation tax credit					(179)	(118)
Valuation allowance					3,523	3,184
Stock compensation					406	225
Dividends received deduction					(308)	0
Permanent differences and other					52	63
Total income tax expense/(benefit)	$ 41	$ 24	$ 137	$ (115)	$ (83)	$ (39)